Commitments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Energy Purchase And Transportation Contracts [Member]
Disclosure of Commitments [Line Items]
Commitments	R$ 102,761,072	R$ 102,523,854
Acquisition Of Assets For Electricity Distribution [Member]
Disclosure of Commitments [Line Items]
Commitments	2,435,097	1,741,146
Improvements in transmission facilities [Member]
Disclosure of Commitments [Line Items]
Commitments	310,665	0
Modernization of GPS UHE [Member]
Disclosure of Commitments [Line Items]
Commitments	215,573	0
Acquisition of fixed assets and improvements in wind farms [Member]
Disclosure of Commitments [Line Items]
Commitments	R$ 25,673	R$ 0